Related Party Transactions (Details) - Schedule of balances with related parties - USD ($)		Dec. 31, 2022		Jun. 30, 2022		Jun. 30, 2021
Shanghai Saimeite [Member]
Accounts receivable – related parties
Related parties				$ 95,549
Beijing Huatu [Member]
Accounts receivable – related parties
Related parties		239,537		254,113		$ 1,706,224
Jinan Zhongshi Huiyun [Member]
Accounts receivable – related parties
Related parties		1,654,248
Nanjing Guosheng Huaxing [Member]
Accounts receivable – related parties
Related parties		1,088,495
Jinan Zhongshi Huiyun One [Member]
Prepayments – related parties
Prepayments – related parties				313,678
Jinan Zhongshi Huiyun Two [Member]
Accounts receivable – related parties
Related parties		3,464
Shenzhen Zhixie Yunbi [Member]
Accounts receivable – related parties
Related parties		449
Beijing Huatu one [Member]
Accounts receivable – related parties
Related parties				254,113
Saimeite [Member]
Accounts receivable – related parties
Related parties				14,792
Wuhan Qiyun Shilian [Member]
Accounts receivable – related parties
Related parties	[1]			89,578
Gangjiang Li [Member]
Accounts receivable – related parties
Related parties			[2]	10,000,000	[2],[3],[4]	100,304	[3],[4]
Beijing Credit Chain [Member]
Accounts receivable – related parties
Related parties				1,492,961	[4],[5]		[4],[5]
Duo Duo International Limited [Member]
Accounts receivable – related parties
Related parties				1,500,000	[4],[6]		[4],[6]
Beijing Huatu Two [Member]
Accounts receivable – related parties
Related parties				63,911		180,779
Accounts receivable – related parties [Member]
Accounts receivable – related parties
Related parties		2,982,280		95,549
Prepayments – related parties [Member]
Prepayments – related parties
Prepayments – related parties				313,678		328,755
Accounts and notes payable – related parties [Member]
Accounts receivable – related parties
Related parties		3,913
Advance from customers – related parties [Member]
Accounts receivable – related parties
Related parties				268,905		1,706,224
Due from related parties [Member]
Accounts receivable – related parties
Related parties				89,578	[4]	563,797	[4]
Due to related parties [Member]
Accounts receivable – related parties
Related parties				12,992,961		$ 488,279
Deferred revenue – related party [Member]
Accounts receivable – related parties
Related parties				$ 63,911

[1]	In February 2021, BaiJiaYun VIE made an interest-free loan of $453,028 to Wuhan Qiyun Shilian to support its working capital as the related party just commenced it operations. The loan was originally payable in February 2022 and was extended to February 2023 subsequently. The loan was fully collected in July 2022.
[2]	In July 2022, BJY borrowed $10,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022, and was repaid in full in December 2022. In October 2022, BJY borrowed $5,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022 and was repaid in full in December 2022.
[3]	In July 2021, the Company borrowed $2.1 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2021. The borrowing is repaid in full in December 2021. In January 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on January 28, 2022. The borrowing is repaid in full in January 2022. In April 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2022. The borrowing is repaid in full in July 2022.
[4]	Represented the outstanding loans to or loan from these related parties as of June 30, 2022 and 2021. These borrowings are non-secured and interest-free. The Company also conducted the following borrowings and lending transactions with related parties:
[5]	In April 2022, the Company borrowed approximately $1.5 million (or RMB10 million) from Beijing Credit Chain. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in July 2022.
[6]	In February 2022, the Company borrowed $4 million from Duo Duo international Limited and its shareholder, Xin Zhang. The borrowing is non-secured, interest-free and due on February 28, 2023. The borrowing is repaid in full in February 2022. In April 2022, the Company borrowed $1.5 million from Duo Duo International Limited. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in October 2022.